Tax Increment Financing	12 Months Ended
Dec. 31, 2013
Tax Increment Financing [Abstract]
Tax Increment Financing [Text Block]
7.	Tax Increment Financing

In February 2007, the operating subsidiary that constructed the Wood River plant received $ 6.0 million from the proceeds of a tax increment revenue note issued by the City of Wood River, Nebraska. The proceeds funded improvements to property owned by the operating subsidiary. The City of Wood River paid the principal and interest of the note from the incremental increase in the property taxes related to the improvements made to the property. The interest rate on the note was 7.85%. The proceeds were recorded as a liability which was reduced as the operating subsidiary remited property taxes to the City of Wood River, which began in 2008 and was to continue through 2021. The LLC had guaranteed the principal and interest of the tax increment revenue note if, for any reason, the City of Wood River failed to make the required payments to the holder of the note or the operating subsidiary failed to make the required payments to the City of Wood River.  This tax increment revenue note was assigned to Newco, and subsequently to Green Plains, as part of the disposition of the ethanol plants.